Dreyfus
Premier Municipal
Bond Fund

SEMIANNUAL REPORT October 31, 1999

(reg.tm)



The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value


Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus
Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus
Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            14   Statement of Assets and Liabilities

                            15   Statement of Operations

                            16   Statement of Changes in Net Assets

                            18   Financial Highlights

                            21   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier

                                                            Municipal Bond Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Municipal
Bond Fund, covering the six-month period from May 1, 1999 through October 31,
1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Samuel Weinstock.

When the reporting period began, evidence had emerged that the U.S. economy was growing strongly in an environment characterized by high levels of consumer spending and low levels of unemployment. Concerns that inflationary pressures might re-emerge caused the Federal Reserve Board to raise short-term interest rates twice during the summer of 1999, effectively offsetting most of last fall' s interest-rate cuts. Higher interest rates led to some erosion of municipal bond prices, especially toward the end of the reporting period.

In this environment, however, the yields of tax-exempt bonds have recently been quite attractive compared to the after-tax yields of taxable bonds of comparable maturity and credit quality. This is especially true for investors in the higher federal income tax brackets.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus Premier Municipal Bond Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

November 15, 1999




DISCUSSION OF FUND PERFORMANCE

Samuel Weinstock, Portfolio Manager

How did Dreyfus Premier Municipal Bond Fund  perform during the period?

For the six-month period ended October 31, 1999, Dreyfus Premier Municipal Bond
Fund' s Class A shares provided a -6.21% total return; its Class B shares provided a -6.46% total return and its Class C shares provided a -6.56% total return.(1) This compares to a -5.32% total return(2) for the Lipper General
Municipal Debt Funds category average for the same period.

We attribute the fund's relative underperformance compared to its benchmark over the past six months to a declining municipal bond market and a rising interest-rate environment. When the market is down, spreads between securities open up or widen. This phenomenon will also occur in the opposite direction when markets are rising. During the current period, this credit-widening environment negatively impacted the fund.

What is the fund's investment approach?

Our goal is to seek as high a level of federally tax-exempt income as is practical from a diversified portfolio of municipal bonds without undue risk.
Maximizing total returns, which includes both income and changes in share price, is a secondary goal.

To achieve our objectives, we employ four primary strategies. First, we strive to identify the maturity range that we believe will provide the most favorable returns over the next two years. Second, we evaluate issuers' credit quality to find bonds that we believe provide high yields at an attractive price. Third, we look for bonds with attractively high interest payments, even if they sell at a premium to face value. Fourth, we assess individual bonds' early redemption features, focusing on those that cannot be redeemed soon by their issuers.
Typically, the bonds we select for the fund will have several of these qualities.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The fund and the municipal bond marketplace were adversely affected by rising interest rates over the past six months. When the reporting period began on May
1, 1999, investors were concerned that economic recovery in overseas markets and continued economic strength in the United States might rekindle long-dormant inflationary pressures. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board raised short-term interest rates twice during the summer of 1999. This change in monetary policy caused municipal bond prices to fall.

In addition, strong economic conditions have contributed to the nation's first federal budget surplus in many years. While the government has had less need to issue U.S. Treasury securities, demand has remained high from domestic and overseas investors. This imbalance between supply and demand has recently constrained the rise of taxable bond yields relative to tax-exempt bonds. As a result, municipal bonds offered tax-exempt yields during the period that compared very favorably with taxable yields after adjusting for taxes.

The DE MINIMIS tax effect on market discount bonds in municipals can also accelerate downward pressure on existing holdings. Once a bond falls below its DE MINIMIS cutoff level, the next owner of the bond pays an ordinary tax rate on the appreciation instead of a capital gains rate. To compensate buyers, these securities are offered at a greater discount to face value (lower prices) as the market heads lower. Depending on how many shares are owned and if the market is passing below the cutoff level for a particular bond fund, performance can lag.

What is the fund's current strategy?

In a rising interest-rate environment, an important part of our strategy has been to focus on maintaining the fund's average duration within the neutral range. Because a fund's duration naturally extends as interest rates rise and some bonds' prices fall below levels at which issuers might redeem them early, bond funds tend to become more sensitive to the adverse short-term effects of higher interest rates. Accordingly, we sold some of our longer maturity bonds, including those priced at discounts to face value.

We attempted to reinvest the proceeds of those sales in tax-exempt bonds that we believed would remain highly liquid in a declining market. Accordingly, new purchases focused on insured(3) and highly rated bonds in the 10-year maturity range. We also took steps to upgrade the fund by using high quality bonds to replace pre-refunded bonds as well as bonds that are near their redemption dates. Typically, these new purchases were available at face value or modest premiums, and had maturities of seven years or less. Because of uncertainties in the pre-refunded bond market sector, these new purchases often gave us the potential to enhance the fund's income stream.

November 15, 1999

(1)  TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID,
AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE
CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE
IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE
CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE
SUCH THAT UPON REDEMPTION FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND SOME INCOME
MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN
INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2)  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

(3)  PORTFOLIO INSURANCE EXTENDS TO THE REPAYMENT OF PRINCIPAL AND PAYMENT OF
INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF
PORTFOLIO SECURITIES OR TO THE VALUE OF THE FUND'S SHARES..

                                                             The Fund
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STATEMENT OF INVESTMENTS

October 31, 1999 (Unaudited)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS                                                               Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.9%

Courtland Industrial Development Board, SWDR

  (Champion International Corporation Project)

   6%, 8/1/2029                                                                               4,750,000                4,325,825

ARIZONA--1.0%

Maricopa County Pollution Control Corporation, PCR

  (Public Service Co. - New Mexico Project)

   6.30%, 12/1/2026                                                                           5,000,000                4,766,150

CALIFORNIA--1.8%

Foothill/Eastern Transportation Corridor Agency,

   Toll Road Revenue 6%, 1/1/2034                                                             5,000,000                5,380,450

Riverside County Public Finance Authority, COP

   5.75%, 5/15/2019                                                                           3,500,000                3,123,015

COLORADO--7.7%

Arapahoe County Capital Improvement Trust Fund,

  Highway Revenue (E-470 Project):

      Zero Coupon, 8/31/2005                                                                  2,530,000                1,894,338

      Zero Coupon, 8/31/2007 (Prerefunded 8/31/2005)                                          4,000,000  (a)           2,672,720

      7%, 8/31/2026 (Prerefunded 8/31/2005)                                                  11,000,000  (a)          12,489,510

Dawson Ridge, Metropolitan District Number 1
   Zero Coupon, 10/1/2017                                                                     9,930,000                2,951,692

Denver City and County, Airport Revenue:

   7.50%, 11/15/2023 (Prerefunded 11/15/2004)                                                 2,060,000  (a)           2,345,413

   7.50%, 11/15/2023                                                                          9,715,000               10,642,880

   7%, 11/15/2025                                                                             3,405,000                3,506,401

CONNECTICUT--4.5%

Connecticut Clean Water Fund, Revenue:

   5.125%, 9/1/2013                                                                              10,000                    9,635

   7.375%, 9/1/2013                                                                             995,000  (b,c)           920,594

   5.125%, 9/1/2014                                                                              10,000                    9,493

   7.375%, 9/1/2014                                                                           1,745,000  (b,c)         1,564,637

   5.125%, 9/1/2016                                                                              40,000                   37,107

   7.375%, 9/1/2016                                                                           1,760,000  (b,c)         1,501,843

Connecticut Development Authority, PCR

   (Connecticut Light & Power) 5.85%, 9/1/2028                                                8,000,000                7,340,160

Mashantucket Western Pequot Tribe, Special Revenue

   5.75%, 9/1/2027                                                                           10,750,000                9,762,290

DELAWARE--.8%

Delaware Housing Authority, MFMR 7%, 5/1/2025                                                 3,725,000                3,903,949

Lee County Industrial Development Authority,

  Health Care Facilities Revenue (Cypress Cove Health Park):

      5.625%, 10/1/2002                                                                       2,000,000                1,987,440

      5.875%, 10/1/2004                                                                       2,000,000                1,974,340


                                                                                             Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FLORIDA--3.3%

Palm Beach County, Solid Waste IDR:

   (Okeelanta Power LP Project) 6.85%, 2/15/2021                                              6,750,000  (d)           4,134,375

   (Osceola Power LP) 6.95%, 1/1/2022                                                         7,500,000  (d)           4,518,750

Santa Rosa Bay Bridge Authority, Revenue 6.25%, 7/1/2028                                      3,000,000                2,966,160

GEORGIA--1.3%

Burke County Development Authority, PCR

   (Georgia Power Plant) 5.45%, 5/1/2034 (Insured; MBIA)                                      7,000,000                6,245,330

HAWAII--.3%

Hawaii Department of Transportation,

  Special Facilities Revenue (Continental Airlines, Inc.)

   5.625%, 11/15/2027                                                                         1,850,000                1,577,236

ILLINOIS--2.6%

Carol Stream, First Mortgage Revenue

   (Windsor Park Manor Project) 6.50%, 12/1/2007                                              2,000,000                2,015,580

Chicago O'Hare International Airport, Special Facility Revenue:

   6.386%, 4/1/2011                                                                           2,725,000  (b,c)         2,225,126

   (United Airlines Project) 5.20%, 4/1/2011                                                     50,000                   45,604

East Chicago, PCR

   (Inland Steel Co. Project) 7.125%, 6/1/2007                                                3,000,000                2,990,190

Illinois Development Finance Authority, Revenue

  (Community Rehabilitation Providers Facility):

      8.75%, 3/1/2010                                                                           177,000                  180,122

      8.50%, 9/1/2010                                                                         1,550,000                1,600,592

      8.25%, 8/1/2012                                                                         2,835,000                3,048,050

INDIANA--5.8%

Indiana Development Finance Authority:

  Environmental Improvement Revenue (USX Corp. Project)

      6.15%, 7/15/2022                                                                        4,000,000                3,749,080

   Exempt Facilities Revenue (Inland Steel)

      5.75%, 10/1/2011                                                                       11,500,000               10,121,150

   PCR (Inland Steel Co., Project Number 12)

      6.85%, 12/1/2012                                                                        4,000,000                3,843,040

Indianapolis Airport Authority, Special Facilities Revenue

   (United Airlines Project) 6.50%, 11/15/2031                                               10,000,000                9,698,800

KENTUCKY--1.8%

Kentucky Economic Development Finance Authority,

  Hospital System Improvement Revenue

   (Appalachian Regional Health Center) 5.85%, 10/1/2017                                      3,000,000                2,631,150

Perry County, SWDR (TJ International Project):

   7%, 6/1/2024                                                                               3,500,000                3,614,030

   6.55%, 4/15/2027                                                                           2,500,000                2,520,050

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

LOUISIANA--2.7%

DeSoto Parish, PCR (Cleco Utility  Group, Inc. Project)

   5.875%, 9/1/2029 (Insured; AMBAC)                                                          3,110,000                3,020,308

Louisiana Housing Finance Agency, MFHR

   (LaBelle Projects) 9.75%, 10/1/2020                                                        4,100,000                4,563,259

Saint Charles Parish, PCR:

   6.35%, 10/1/2003                                                                           5,100,000  (b,c)         5,056,905

   (Entergy, Inc. Project) 5.35%, 10/1/2029                                                      50,000                   49,788

MAINE--.6%

Jay, SWDR (International Paper Co.) 6.20%, 9/1/2019                                           3,250,000                3,109,763

MARYLAND--.7%

Maryland Energy Financing Administration, SWDR

   (Wheelabrator Water Projects) 6.45%, 12/1/2016                                             3,000,000                3,083,790

MASSACHUSETTS--2.2%

Massachusetts Industrial Finance Agency:

  Health Care Facility Revenue (Metro Health

       Foundation, Inc. Project) 6.75%, 12/1/2027                                             8,000,000                7,731,200

   Water Treatment Revenue (American Hingham)

      6.95%, 12/1/2035                                                                        2,640,000                2,778,310

MICHIGAN--3.0%

Michigan Hospital Finance Authority, HR

   (Genesys Regional Medical - A) 5.375%, 10/1/2013                                           4,000,000                3,881,640

Wayne Charter County, Special Airport Facilities Revenue:

  (Metropolitan Wayne County)

      5.25%, 12/1/2014 (Insured; MBIA)                                                        3,965,000                3,700,217

   (Northwest Airlines, Inc.) 6.75%, 12/1/2015                                                4,985,000                5,025,628

Wayne County Building Authority

   8%, 3/1/2017 (Prerefunded 3/1/2002)                                                        1,500,000  (a)           1,643,805

NEBRASKA-1.0%

Nebraska Investment Finance Authority, SFHR

   5.70%, 9/1/2029                                                                            5,000,000                4,726,250

NEW JERSEY-2.6%

Cherry Hill Township School District

   4.75%, 2/15/2019 (Insured; FSA)                                                            1,630,000                1,419,860

New Jersey Building Authority, Building Revenue:

   5%, 6/15/2011                                                                                 45,000                   43,590

   6.301%, 6/15/2011                                                                          6,400,000  (b,c)         5,988,096

New Jersey Sports and Exposition Authority, Revenue

   (Monmouth Park) 8%, 1/1/2025 (Prerefunded 1/1/2005)                                        4,000,000  (a)           4,651,320


                                                                                             Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO--1.7%

Farmington, PCR:

   (Public Service Co. - San Juan Project) 6.375%, 4/1/2022                                   5,000,000                4,798,500

   (Tucson Electric Power Co. of San Juan) 6.95%, 10/1/2020                                   3,000,000                3,054,600

NEW YORK--17.0%

New York City:

   7.10%, 2/1/2009                                                                              350,000                  372,239

   7.10%, 2/1/2009 (Prerefunded 2/1/2002)                                                       210,000  (a)             224,954

New York City Industrial Development Agency

  IDR, (Laguardia Associates LP Project)

   5.80%, 11/1/2013                                                                           8,710,000                8,227,466

New York State Dormitory Authority, Revenues:

   6.63%, 2/15/2013 (Insured; MBIA)                                                           6,400,000  (b,c)         5,688,192

   (Bronx/Lebanon Hospital)

      5.20%, 2/15/2013 (Insured; MBIA)                                                           60,000                   56,717

   (Mental Health Services Facilities)

      5.125%, 2/15/2012 (Insured; MBIA)                                                       3,365,000                3,196,784

   (Special Act School Districts Program)

      5.25%, 7/1/2013 (Insured; FSA)                                                          3,000,000                2,863,140

New York State Energy Research and Development Authority,

  Electric Facilities Revenue (Long Island Lighting Co.):

      7.15%, 9/1/2019                                                                         2,535,000                2,673,715

      7.15%, 9/1/2019 (Prerefunded 6/15/2002)                                                 1,115,000  (a)           1,204,178

      7.15%, 6/1/2020                                                                         2,980,000                3,143,065

      7.15%, 6/1/2020 (Prerefunded 6/15/2002)                                                 1,020,000  (a)           1,101,579

      7.15%, 12/1/2020                                                                        1,320,000                1,392,230

      7.15%, 12/1/2020 (Prerefunded 6/15/2002)                                                3,680,000  (a)           3,981,024

      7.15%, 2/1/2022 (Prerefunded 6/15/2002)                                                 7,500,000  (a)           8,099,850

New York State Thruway Authority

  Service Contract Revenue:

      6.754%, 4/1/2010                                                                        4,950,000  (b,c)         4,720,716

      (Local Highway and Bridge) 5.25%, 4/1/2010                                                100,000                   97,761

New York State Urban Development Corporation, Revenue

  (Correctional Facilities Service Contract):

      5.25%, 1/1/2010 (Insured; AMBAC)                                                        5,000,000                4,955,000

      5.25%, 1/1/2011 (Insured; AMBAC)                                                        4,000,000                3,921,920

      5.25%, 1/1/2012 (Insured; AMBAC)                                                        3,500,000                3,397,135

      5.25%, 1/1/2013 (Insured; AMBAC)                                                        3,660,000                3,506,939

Port Authority of New York and New Jersey:

   5.35%, 9/15/2014 (Insured; FGIC)                                                           6,750,000                6,557,490

   Special Obligation Revenue (JFK International Airport

      Terminal) 6.25%, 12/1/2013 (Insured; MBIA)                                              6,000,000                6,337,200

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Scotia Housing Authority, Housing Revenue

   (Coburg Village, Inc. Project) 6.10%, 7/1/2018                                             5,400,000                4,925,988

NORTH CAROLINA--1.7%

Charlotte, Special Facilities Revenue

  (Charlotte/Douglas International Airport)

   5.60%, 7/1/2027                                                                            5,000,000                4,070,650

North Carolina Eastern Municipal Power Agency,

   Power System Revenue 7%, 1/1/2013                                                          3,500,000                3,769,115

OHIO--1.7%

Ohio Water Development Authority, Pollution Control

   Facilites Revenue (Cleveland Electric) 6.10%, 8/1/2020                                     8,500,000                7,900,155

OKLAHOMA--1.5%

Holdenville Industrial Authority, Correctional Facility Revenue:

   6.60%, 7/1/2010 (Prerefunded 7/1/2006)                                                     2,045,000  (a)           2,247,516

   6.70%, 7/1/2015 (Prerefunded 7/1/2006)                                                     4,625,000  (a)           5,108,914

OREGON--.1%

Oregon, EDR (Georgia Pacific Corp. Project)

   5.70%, 12/1/2025                                                                             500,000                  440,100

PENNSYLVANIA--4.2%

Beaver County Industrial Development Authority, PCR

   (Ohio Edison Company Project) 4.65%, 6/1/2033                                              5,000,000                4,829,450

Blair County Hospital Authority, Revenue (Altoona Hospital)

   8.292%, 7/1/2013 (Insured; AMBAC)                                                          5,000,000  (b)           5,324,350

Dauphin County General Authority, Office and Parking Revenue

   (Riverfront Office) 5.50%, 1/1/2008                                                        4,205,000                3,960,269

Montgomery County Higher Education and Health Authority

  First Mortgage Revenue (AHF/Montgomery, Inc. Project)

   10.50%, 9/1/2020                                                                           3,395,000                3,555,889

Pennsylvania Intergovernmental Cooperative Authority

  Special Tax Revenue (Philadelphia Funding Program)

   6.80%, 6/15/2022 (Prerefunded 6/15/2002)                                                   2,000,000  (a)           2,118,820

RHODE ISLAND--.7%

Providence, Special Tax Increment Obligation

   6.65%, 6/1/2016                                                                            3,000,000                3,085,620

TENNESSEE-2.9%

Memphis Center Revenue Finance Corporation,

  Sports Facility Revenue (Memphis Redbirds)

   6.50%, 9/1/2028                                                                            8,000,000                7,531,520


                                                                                             Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TENNESSEE (CONTINUED)

Shelby County Health Educational and Housing Facilities,

  Multi-Family Housing Board Revenue (Cameron Kirby):

      5.90%, 7/1/2018                                                                         3,000,000                2,979,600

      7.25%, 7/1/2023                                                                         3,055,000                3,096,884

TEXAS--7.9%

Alliance Airport Authority, Special Facilities Revenue:

   8.736%, 4/1/2021                                                                           2,500,000  (b,c)         2,288,900

   (Federal Express Corp. Project) 6.375%, 4/1/2021                                              40,000                   38,420

Brazo River Authority, PCR

   (Utilities Electric Company) 5.55%, 6/1/2030                                               5,000,000                4,213,400

Dallas-Fort Worth International Airport Facility Improvement

  Corporation, Revenue (American Airlines, Inc.)

   6.375%, 5/1/2035                                                                           7,500,000                7,210,350

Gulf Coast Waste Disposal Authority, Revenue

   (Waste Disposal - Valero Energy Corp.) 5.60%, 4/1/2032                                     6,000,000                5,034,780

Houston Airport System, Special Facilities Improvement

  Revenue  (Continental Airline Terminal)

  6.125%, 7/15/2017

   (Guaranteed; Continental Airline, Inc.)                                                    8,375,000                7,837,827

Rio Grande City Consolidated Independent School District

  Public Facilities Corporation, LR

   6.75%, 7/15/2010                                                                           6,000,000                6,256,800

Texas Public Property Finance Corporation, Revenue

  (Mental Health and Retardation Center)

   8.20%, 10/1/2012 (Prerefunded 10/1/2002)                                                   1,900,000  (a)           2,131,800

Tyler Health Facilities Development Corporation, HR

   (Mother Frances Hospital) 5.625%, 7/1/2013                                                 2,680,000                2,427,705

UTAH--2.5%

Carbon County, SWDR:

   (East Carbon Development Corp.) 9%, 7/1/2012                                               3,800,000                3,985,136

   (Sunnyside Cogeneration--A) 7.10%, 8/15/2023                                               7,600,000                7,572,944

   (Sunnyside Cogeneration--B) Zero Coupon, 8/15/2024                                         2,320,000                  381,942

VIRGINIA--1.0%

Virginia Housing Development Authority,

   Commonwealth Mortgage 5.50%, 1/1/2022                                                      3,000,000                2,796,270

Henrico County Industrial Development Authority,

  Solid Waste Revenue (Browning Ferris Industry, Inc.)

   5.875%, 3/1/2017                                                                           2,000,000                1,773,100

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

WEST VIRGINIA--1.6%

Upshur County, SWDR (TJ International Project)

   7%, 7/15/2025                                                                              7,000,000                7,438,200

U.S. RELATED-7.5%

Puerto Rico Commonwealth:

   6.25%, 7/1/2013 (Insured; MBIA)                                                            3,000,000                3,224,460

   5.65%, 7/1/2015 (Insured; MBIA)                                                              690,000                  693,864

Puerto Rico Commonwealth (continued):

  Public Improvement:

      5.50%, 7/1/2012 (Insured; MBIA)                                                         8,000,000                8,105,120

      5.50%, 7/1/2013 (Insured; MBIA)                                                         5,000,000                5,016,300

      5.25%, 7/1/2014 (Insured; MBIA)                                                         2,925,000                2,818,998

      6.50%, 7/1/2014 (Insured; MBIA)                                                         5,000,000                5,469,400

      5.25%, 7/1/2015 (Insured; MBIA)                                                         3,000,000                2,862,570

      Zero Coupon, 7/1/2015 (Insured; MBIA)                                                   2,400,000                  981,120

Puerto Rico Commonwealth Highway and Transportation

   Authority, Highway Revenue 5%, 7/1/2036                                                    2,500,000                2,097,150

Puerto Rico Telephone Authority, Revenue 6.44%, 1/25/2007

   (Insured; MBIA, Prerefunded 1/1/2003)                                                      3,950,000  (a,b)         4,157,375
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $470,721,809)                                                             96.6%              456,639,191

CASH AND RECEIVABLES (NET)                                                                         3.4%               15,954,159

NET ASSETS                                                                                       100.0%              472,593,350


Summary of Abbreviations

AMBAC          American Municipal Bond Assurance                       MBIA          Municipal Bond Investors Assurance
                  Corporation                                                           Insurance Corporation
EDR            Economic Development Revenue                            MFHR          Multi-Family Housing Revenue
FGIC           Financial Guaranty Insurance Company                    MSMR          Multi-Family Mortgage Revenue
FSA            Financial Security Assurance                            PCR           Pollution Control Revenue
HR             Hospital Revenue                                        SWDR          Solid Waste Disposal Revenue
IDR            Industrial Development Revenue
LR             Lease Revenue

Summary of Combined Ratings (Unaudited)

Fitch                      or          Moody's          or       Standard & Poor's                           Value (%)
-----------------------------------------------------------------------------------------------------------------------------------

AAA                                    Aaa                       AAA                                              31.6
AA                                     Aa                        AA                                                 .6
A                                      A                         A                                                 6.3
BBB                                    Baa                       BBB                                              24.6
BB                                     Ba                        BB                                                7.1
B                                      B                         B                                                 3.5
Not Rated(e)                           Not Rated(e)              Not Rated(e)                                     26.3
                                                                                                                 100.0

(A)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(B)  INVERSE FLOATER SECURITY -- THE INTEREST RATE IS SUBJECT TO CHANGE
     PERIODICALLY.

(C)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT OCTOBER 31,
     1999, THESE SECURITIES AMOUNTED TO $29,955,009 OR 6.3% OF NET ASSETS.

(D)  NON-INCOME PRODUCING SECURITY; INTEREST PAYMENTS IN DEFAULT.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1999 (Unaudited)

                                                             Cost  Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           470,721,809   456,639,191

Cash                                                                  7,908,684

Receivable for investment securities sold                            17,356,283

Interest receivable                                                   8,008,687

Receivable for shares of Beneficial Interest subscribed                  85,187

Prepaid expenses                                                         27,986

                                                                    490,026,018
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           243,080

Due to Distributor                                                      137,092

Payable for investment securities purchased                          16,000,000

Payable for shares of Beneficial Interest redeemed                      569,404

Accrued expenses                                                        483,092

                                                                     17,432,668
-------------------------------------------------------------------------------

NET ASSETS ($)                                                      472,593,350
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     492,656,180

Accumulated net realized gain (loss) on investments                  (5,980,212)

Accumulated net unrealized appreciation (depreciation)
   on investments--Note 4                                           (14,082,618)
-------------------------------------------------------------------------------

NET ASSETS ($)                                                      472,593,350

NET ASSET VALUE PER SHARE

                                       Class A        Class B       Class C
-------------------------------------------------------------------------------

Net Assets                         392,221,235      73,734,665     6,637,450

Shares Outstanding                  29,935,692       5,627,288       505,807
-------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)            13.10           13.10         13.12

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 1999 (Unaudited)

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     15,407,211

EXPENSES:

Management fee--Note 3(a)                                            1,417,783

Shareholder servicing costs--Note 3(c)                                 829,055

Distribution fees--Note 3(b)                                           257,214

Registration fees                                                       31,280

Professional fees                                                       23,120

Custodian fees                                                          21,352

Trustees' fees and expenses--Note 3(d)                                  17,866

Prospectus and shareholders' reports                                     7,994

Loan commitment fees--Note 2                                             1,727

Miscellaneous                                                           14,511

TOTAL EXPENSES                                                       2,621,902

INVESTMENT INCOME--NET                                              12,785,309
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (11,721,334)

Net unrealized appreciation (depreciation) on investments          (34,016,896)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (45,738,230)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (32,952,921)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 1999           Year Ended
                                              (Unaudited)       April 30, 1999
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         12,785,309           27,649,465

Net realized gain (loss) on investments      (11,721,334)            8,312,856

Net unrealized appreciation (depreciation)
   on investments                            (34,016,896)          (14,148,587)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (32,952,921)           21,813,734
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                               (10,546,317)          (22,022,212)

Class B shares                                (2,080,917)           (5,367,735)

Class C shares                                  (158,075)             (259,518)

Net realized gain on investments:

Class A shares                                         --           (6,305,305)

Class B shares                                         --           (1,759,660)

Class C shares                                         --             (100,844)

TOTAL DIVIDENDS                              (12,785,309)          (35,815,274)
-------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                 67,081,134          152,264,177

Class B shares                                  5,478,375           21,488,965

Class C shares                                  1,121,464            6,589,948

Dividends reinvested:

Class A shares                                  5,957,946           16,928,404

Class B shares                                  1,083,217            4,048,469

Class C shares                                     36,229               93,487

Cost of shares redeemed:

Class A shares                                (76,162,894)        (174,041,478)

Class B shares                                (37,252,957)         (29,371,046)

Class C shares                                 (1,965,090)          (1,389,501)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           (34,622,576)          (3,388,575)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (80,360,806)         (17,390,115)
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           552,954,156          570,344,271

END OF PERIOD                                 472,593,350          552,954,156

SEE NOTES TO FINANCIAL STATEMENTS.


                                         Six Months Ended
                                         October 31, 1999           Year Ended
                                              (Unaudited)       April 30, 1999
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                     4,902,640           10,430,316

Shares issued for dividends reinvested            437,463            1,160,521

Shares redeemed                                (5,570,122)         (11,923,145)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     230,019             (332,308)
-------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       393,884            1,467,908

Shares issued for dividends reinvested             79,355              277,529

Shares redeemed                                (2,700,554)          (2,023,258)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (2,227,315)           (277,821)
-------------------------------------------------------------------------------

CLASS C

Shares sold                                        82,591              448,068

Shares issued for dividends reinvested              2,659                6,406

Shares redeemed                                  (143,536)             (95,671)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (58,286)              358,803

A FOR THE PERIOD ENDED OCTOBER 31, 1999, 1,780,069 CLASS B SHARES REPRESENTING $24,567,779 WERE AUTOMATICALLY CONVERTED TO 1,781,087 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                          October 31, 1999                          Year Ended April 30,
                                                             ------------------------------------------------------------------

CLASS A SHARES                                  (Unaudited)     1999       1998          1997           1996          1995
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.33     14.69      14.11         13.85          13.86         13.81

Investment Operations:

Investment income--net                                 .35       .72        .79           .82            .86           .84

Net realized and unrealized gain
   (loss) on investments                             (1.23)     (.15)       .66           .27           (.01)          .05

Total from Investment Operations                      (.88)      .57       1.45          1.09            .85           .89

Distributions:

Dividends from investment
   income--net                                        (.35)     (.72)      (.79)         (.82)          (.86)         (.84)

Dividends from net realized gain
   on investments                                       --      (.21)      (.08)         (.01)            --            --

Total Distributions                                   (.35)     (.93)      (.87)         (.83)          (.86)         (.84)

Net asset value, end of period                       13.10     14.33      14.69          14.11         13.85         13.86
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(A)                                 (12.32)(b)  3.96      10.52           8.03          6.08          6.72
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 .96(b)     .91        .91            .91           .92          .92

Ratio of net investment income
   to average net assets                             5.33(b)    4.96       5.42           5.84          5.98         6.16

Portfolio Turnover Rate                             50.70(c)   46.84      26.33          28.17         36.59        38.60
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                    392,221    432,276    447,869        457,327       474,044      495,616

(A)  EXCLUSIVE OF SALES CHARGE.

(B)  ANNUALIZED.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended
                                          October 31, 1999                          Year Ended April 30,
                                                             ------------------------------------------------------------------

CLASS B SHARES                                  (Unaudited)     1999       1998          1997           1996          1995
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               14.33     14.69      14.11         13.85          13.86         13.81

Investment Operations:

Investment income--net                                 .31       .65        .72           .75            .78           .77

Net realized and unrealized gain
   (loss) on investments                             (1.23)     (.15)       .66           .27           (.01)          .05

Total from Investment Operations                      (.92)      .50       1.38          1.02            .77           .82

Distributions:

Dividends from investment
   income--net                                        (.31)     (.65)      (.72)         (.75)          (.78)         (.77)

Dividends from net realized gain
   on investments                                       --      (.21)      (.08)         (.01)            --            --

Total Distributions                                   (.31)     (.86)      (.80)         (.76)          (.78)         (.77)

Net asset value, end of period                       13.10     14.33      14.69         14.11          13.85         13.86
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(A)                                 (12.81)(b)  3.43       9.95          7.49           5.53          6.15
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                1.77(b)    1.42       1.42          1.43           1.43          1.44

Ratio of net investment income
   to average net assets                             5.60(b)    4.44       4.89          5.33           5.46          5.62

Portfolio Turnover Rate                             50.70(c)   46.84      26.33         28.17          36.59         38.60
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     73,735    112,583    119,457       109,485        106,931        99,411

(A)  EXCLUSIVE OF SALES CHARGE.

(B)  ANNUALIZED.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

--------------------------------------------------------------------------------

                                          Six Months Ended

                                          October 31, 1999                          Year Ended April 30,
                                                             ------------------------------------------------------------------

CLASS C SHARES                                  (Unaudited)     1999       1998          1997           1996          1995
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                           14.35      14.71         14.12          13.87        14.28

Investment Operations:

Investment income--net                                           .30        .61           .68            .72          .60

Net realized and unrealized gain (loss)
   on investments                                              (1.23)      (.15)          .67            .26         (.41)

Total from Investment Operations                                (.93)       .46          1.35            .98          .19

Distributions:

Dividends from investment income--net                           (.30)      (.61)        (.68)           (.72)        (.60)

Dividends from net realized gain
   on investments                                                 --       (.21)        (.08)           (.01)          --

Total Distributions                                             (.30)      (.82)        (.76)           (.73)        (.60)

Net asset value, end of period                                 13.12      14.35        14.71           14.12        13.87
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(B)                                           (13.01)(c)   3.16         9.73            7.16         1.56(c)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         1.81(c)    1.67         1.69            1.64         1.77(c)

Ratio of net investment income to
   average net assets                                           4.72(c)    4.11         4.55            5.01         4.84(c)

Portfolio Turnover Rate                                        50.70(d)   46.84        26.33           28.17        36.59
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          6,637      8,095        3,019           1,049          340

(A)  FROM JULY 13, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO APRIL 30, 1996.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Municipal Bond Fund (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund' s shares. The fund is authorized to issue an unlimited number of $.001 par value shares in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such
                                                                  The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities) . Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.


(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of the borrowings. During the period ended October 31, 1999, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions  With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund's average daily net assets and is payable monthly.

Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $7,973 during the period ended October 31, 1999 from commissions earned on sales of the fund's shares.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1999, Class B and Class C shares were charged $229,797 and $27,417, respectively, pursuant to the Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1999, Class A, Class B and Class C shares were charged $520,409, $114,899 and $9,139, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 1999, the fund was charged $78,080 pursuant to the transfer agency agreement.

(D) Each trustee who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1999 amounted to $256,345,632 and $308,647,757, respectively.

At October 31, 1999, accumulated net unrealized depreciation on investments was $14,082,618, consisting of $11,965,979 gross unrealized appreciation and $26,048,597 gross unrealized depreciation.

At October 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                                                           For More Information

                        Dreyfus Premier Municipal Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

(c) 1999 Dreyfus Service Corporation                              022/662SA9910